Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Concentration Risk [Line Items]
Trading securities to consolidated total assets, percentage	10.40%	0.20%
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	9.40%	10.90%
Consumer Housing loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	9.30%	10.80%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 6,601	¥ 4,748
Concentration risk , percentage	80.00%	79.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 764	¥ 503